Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012 Business Facility Customer	Jun. 30, 2011 Customer	Jun. 30, 2010 Customer
Basis Of Presentation And Significant Accounting Policies [Line Items]
Ownership percentage	100.00%		100.00%		100.00%
Number of business of operations					4
Number of operating segments					3
Revenue associated with services	$ 93.0	$ 71.1	$ 298.1	$ 167.0	$ 268.3	$ 157.0	$ 144.9
Cost of services associated with revenue	67.7	48.4	212.5	112.6	183.9	103.7	97.4
Maturity period cash and cash equivalents					3 months
Number of customer exceeding 10% of accounts receivable					0	2	0
Depreciation expense	27.9	25.7	82.6	69.3	95.7	86.7	87.8
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of accounts receivable from customers					10.00%		10.00%
Customer One
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of company's net revenue accounted by a customer						10.40%
Customer Two
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of company's net revenue accounted by a customer						10.80%
Building And improvements | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			50 years		50 years
Building And improvements | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			5 years		5 years
Machinery and equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			10 years		20 years
Machinery and equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			3 years		3 years
Furniture and fixtures | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			7 years		10 years
Furniture and fixtures | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			3 years		3 years
Selling, General and Administrative Expenses
Basis Of Presentation And Significant Accounting Policies [Line Items]
Research and development cost	3.4	4.5	10.1	11.9	16.9	26.5	21.8
Cost of Sales
Basis Of Presentation And Significant Accounting Policies [Line Items]
Research and development cost	$ 9.1	$ 8.9	$ 26.4	$ 25.1	$ 33.5	$ 31.8	$ 31.6